Intangible assets other than goodwill - Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life	15 years
Amortization expense	$ 24,247	$ 33,896	$ 23,992	$ 11,309
Product Certifications
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized Finite-lived Intangible Assets Acquired		17,314	22,036
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized Finite-lived Intangible Assets Acquired		$ 146,981	$ 16,712
Patents | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life		7 years
Patents | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life		10 years